Income Tax and Deferred Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Unrecognized deferred tax assets tax loss carryforwards	$ 76,652	$ 44,296
Temporary differences associated with investments in subsidiaries and joint ventures	3,288,121	2,839,057
Deferred tax asset not recognized for deductible temporary differences	$ 6,479,551	$ 4,213,400